Property, Plant and Equipment, Net - Additional Information (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Property, Plant and Equipment [Line Items]
Depreciation charge	$ 1,113,000,000	$ 952,000,000	$ 844,000,000
Tax incentives and capital investment funding	25,000,000	13,000,000	10,000,000
Reduction in depreciation charges due to public funding	56,000,000	61,000,000	59,000,000
Cash proceeds from sale of property, plant and equipment	4,000,000	2,000,000	4,000,000
Impairment of long-lived assets	0	$ 0	$ 0
300mm fab [Member]
Property, Plant and Equipment [Line Items]
Definitive long-lived assets	$ 650,000,000